Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits	$ 86,868	$ 73,654	$ 64,387
Contributions to defined contribution plans	4,145	3,558	2,994
Expenses related to defined benefit plans (refer note 32)	1,516	1,389	1,194
Equity-settled share based payment (refer note 33)	35,643	36,645	35,589
Employee welfare expenses	3,796	1,678	1,497
Total	$ 131,968	$ 116,924	$ 105,661